OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES
14.	OTHER LIABILITIES

The following table describes the principal components of the Company's other liabilities:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Net current tax provision	$645	$581
Lease incentive obligation	21,217	25,503
Deferred rent payable	11,974	11,461
Refundable deposits	4,240	4,079
Other	14,050	266
Total other liabilities	$52,126	$41,890